Goodwill and Other Intangible Assets - Estimated Amortization Expense Related to Acquired Intangible Assets and Integrated Software System (Detail) $ in Millions	Jun. 30, 2015 USD ($)
Acquired Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2015	$ 8.0
2016	16.1
2017	16.1
2018	16.1
2019	16.1
Integrated Software System [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2015	0.7
2016	0.3
2017	0.0
2018	0.0
2019	$ 0.0